Warrants (Details) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Warrants Outstanding, Beginning	1,600,000	1,350,000	1,250,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.24	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term (Years), Outstanding	11 months 19 days	1 year 7 months 17 days	1 year 3 months 3 days	2 years 2 months 12 days
Aggregate Intrinsic Value Outstanding, Beginning	$ 1,231,000	$ 1,984,500	$ 982,500
Number of Warrants Exercisable, Beginning	1,600,000	1,350,000	1,250,000
Weighted Average Exercise Price Exercisable, Beginning	$ 0.24	$ 0.10	$ 0.10
Weighted Average Remaining Contractual Term (Years), Exercisable	11 months 19 days	1 year 7 months 17 days	1 year 3 months 3 days	2 years 2 months 12 days
Aggregate Intrinsic Value Exercisable, Beginning	$ 1,231,000	$ 1,984,500	$ 982,500
Number of Warrants Granted	500,000	250,000	100,000
Weighted Average Exercise Price Granted	$ 1.00	$ 1.00	$ 0.10
Number of Warrants Exercised	0	0	0
Number of Warrants Cancelled/Forfeited	0	0	0
Number of Warrants Unvested, Beginning	0	0
Weighted Average Exercise Price Unvested, Beginning	$ 0	$ 0
Aggregate Intrinsic Value Unvested, Beginning
Number of Warrants Outstanding, Ending	2,100,000	1,600,000	1,350,000	1,250,000
Weighted Average Exercise Price Outstanding, Ending	$ 0.42	$ 0.24	$ 0.10	$ 0.10
Aggregate Intrinsic Value Outstanding, Ending	$ 2,265,000	$ 1,231,000	$ 1,984,500	$ 982,500
Number of Warrants Exercisable, Ending	2,100,000	1,600,000	1,350,000	1,250,000
Weighted Average Exercise Price Exercisable, Ending	$ 0.42	$ 0.24	$ 0.10	$ 0.10
Aggregate Intrinsic Value Exercisable, Ending	$ 2,265,000	$ 1,231,000	$ 1,984,500	$ 982,500
Number of Warrants Unvested, Ending		0	0
Weighted Average Exercise Price Unvested, Ending		$ 0	$ 0
Aggregate Intrinsic Value Unvested, Ending